Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Adjustments for income and expenses from operating activities
(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Interest income	￦	(69,936)	(76,045)	(54,353)
Dividend		(35,143)	(12,416)	(19,161)
Gain on foreign currency translation		(2,776)	(7,110)	(5,085)
Gain on disposal of long-term investment securities		—	(4,890)	(459,349)
Gain on valuation of derivatives		(6,532)	(223,943)	(4,132)
Gain on settlement of derivatives		(20,399)	—	—
Gain relating to investments in associates and joint ventures, net		(3,270,912)	(2,245,732)	(544,501)
Gain on sale of accounts receivable — other		(20,023)	(18,548)	(18,638)
Gain on disposal of property and equipment and intangible assets		(38,933)	(13,991)	(6,908)
Gain relating to financial assets at FVTPL		(83,636)	(33)	(25)
Gain related to financial liabilities at FVTPL		—	—	(121)
Reversal of loss on impairment of available-for-sale financial assets		—	(9,900)	—
Other income		(952)	(1,129)	(2,123)
Interest expenses		307,319	299,100	290,454
Loss on foreign currency translation		2,397	8,419	3,991
Loss on disposal of long-term investment securities		—	36,024	2,919
Other finance costs		—	14,519	5,255
Loss on sale of accounts receivable — other		—	9,682	—
Loss on settlement of derivatives		12,554	10,031	3,428
Income tax expense		843,978	745,654	436,038
Expense related to defined benefit plan		147,722	127,696	118,143
Share option		789	414	—
Depreciation and amortization		3,284,339	3,247,519	3,068,558
Bad debt expense		38,211	34,584	37,820
Loss on disposal of property and equipment and intangible assets		87,257	60,086	63,797
Loss on impairment of property and equipment and intangible assets		255,839	54,946	24,506
Loss relating to financial liabilities at FVTPL		1,535	678	4,018
Loss relating to financial assets at FVTPL		22,507	—	—
Bad debt for accounts receivable — other		7,718	5,793	40,312
Loss on disposal of investment assets		3	—	—
Loss on impairment of investment assets		3,157	9,003	24,033
Other expenses		102,836	46,353	30,685

	￦	1,568,919	2,096,764	3,039,561

Changes in assets and liabilities from operating activities
(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Accounts receivable — trade	￦	175,841	46,144	88,549
Accounts receivable — other		319,913	(159,960)	(446,286)
Accrued income		—	14	445
Advance payments		13,393	(1,269)	47,615
Prepaid expenses		(3,597)	(28,362)	(30,311)
Value-Added Tax refundable		(3,318)	(3,080)	(4,587)
Inventories		(13,429)	(17,958)	798
Long-term accounts receivable — other		11,064	(137,979)	(147,117)
Guarantee deposits		(258)	14,696	4,844
Contract assets		9,161	—	—
Accounts payable — trade		(58,487)	(26,151)	75,585
Accounts payable — other		(271,128)	134,542	316,464
Advanced receipts		—	(13,470)	37,429
Contract liabilities		11,328	—	—
Withholdings		129,492	(13,041)	107,516
Deposits received		(333)	(4,916)	(2,153)
Accrued expenses		(102,246)	116,065	173,072
Value-Added Tax payable		3,102	7,505	(4,072)
Unearned revenue		—	(339)	(36,209)
Provisions		(4,298)	(20,488)	20,235
Long-term provisions		1,193	(2,449)	4,115
Plan assets		(123,075)	(95,828)	(125,440)
Retirement benefit payment		(63,957)	(60,883)	(55,350)
Others		(4,412)	5,739	(11,378)

	￦	25,949	(261,468)	13,764

Significant non-cash transactions
(3)	Significant non-cash transactions for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Increase in accounts payable — other relating to acquisition of property and equipment and intangible assets	￦	1,162,301	44,214	1,511,913
Investment in subsidiary from comprehensive stock exchange		129,595	—	—

Reconciliation of Lliabilities Arising from Financing Activities
(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2018 and 2017 is as follows:

(In millions of won)
	January 1, 2018		Cash flows		Non-cash transactions				December 31, 2018
					Exchange rate changes	Fair value changes	Business Combinations	Other changes
Total liabilities from financing activities
Short-term borrowings	￦	130,000		(87,701)	—	—	36,201	1,500	80,000
Long-term borrowings		252,817		139,406	2,281	—	1,708,638	1,854	2,104,996
Debentures		7,086,187		321,671	55,523	1,911	—	1,560	7,466,852
Long-term payables — other		1,641,081		(305,644)	—	—	—	1,057,590	2,393,027
Derivative financial liabilities		39,470		(4,031)	13,595	(7,163)	—	(37,687)	4,184
Derivative financial assets		(253,213)		(2,000)	2,000	(19,849)	—	217,605	(55,457)

	￦	8,896,342		61,701	73,399	(25,101)	1,744,839	1,242,422	11,993,602
Other cash flows from financing activities
Payments of cash dividends			￦	(706,091)
Issuance of hybrid bonds				398,759
Repayment of hybrid bonds				(400,000)
Payments of interest on hybrid bonds				(15,803)
Capital increase by subsidiaries and others				499,926
Transactions with the non-controlling shareholders				(76,805)
				(300,014)

			￦	(238,313)

(In millions of won)
	January 1, 2017		Cash flows		Non-cash transactions			December 31, 2017
					Exchange rate changes	Fair value changes	Other changes
Total liabilities from financing activities
Short-term borrowings	￦	2,614		127,386	—	—	—	130,000
Long-term borrowings		172,906		87,299	(7,898)	—	510	252,817
Debentures		7,194,207		130,558	(245,456)	—	6,878	7,086,187
Long-term payables-other		1,918,024		(305,476)	—	—	28,533	1,641,081
Derivative financial liabilities		87,153		(105,269)	13,281	39,267	5,038	39,470
Derivative financial assets		(214,770)		188	922	(40,235)	682	(253,213)

	￦	9,160,134		(65,314)	(239,151)	(968)	41,641	8,896,342

Other cash flows from financing activities
Payments of cash dividends			￦	(706,091)
Payments of interest on hybrid bond				(16,840)
Transactions with non-controlling shareholders				(38,373)

				(761,304)

			￦	(826,618)